Discontinued Operation (Details) - Schedule of discontinued operations - Discontinued Operations [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue			$ 886,571
Cost of revenues			1,657,799
Gross loss			(771,228)
Operating expenses			829,049
Loss from discontinued operations			(1,600,277)
Other income, net			4,375
Loss before tax			(1,595,902)
Income tax benefit			488
Net loss from discontinued operations			$ (1,596,390)